Stock Award Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved (in shares)	5,000,000
Shares available for issuance (in shares)	2,856,502
Contractual term of award (in years)	10 years
Compensation cost for stock options	$ 521,000	$ 0	$ 0
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	356,343	0	0
Unrecognized compensation cost for stock options, net of forfeitures	$ 1,042,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested (in shares)	435,838	460,999	466,681	490,363
Fair market value at date of grant at restricted stock	$ 10,342,436
Compensation cost for stock options	$ 4,188,000	$ 4,259,000	$ 3,659,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Minimum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	5 years
Maximum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	7 years